Capital and Reserves - Additional Information (Details) £ / shares in Units, £ in Millions	1 Months Ended												12 Months Ended
	Feb. 28, 2022 £ / shares	Nov. 30, 2021 £ / shares	Aug. 31, 2021 £ / shares	May 31, 2021 £ / shares	Feb. 28, 2021 GBP (£)	Nov. 30, 2020 GBP (£)	Aug. 31, 2020 GBP (£)	May 31, 2020 GBP (£)	Feb. 29, 2020 GBP (£)	Nov. 30, 2019 GBP (£)	Aug. 31, 2019 GBP (£)	May 31, 2019 GBP (£)	Dec. 31, 2020 GBP (£) Instalment £ / shares shares	Dec. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2018 GBP (£) £ / shares shares	Dec. 31, 2017 GBP (£)	Jul. 25, 2017 GBP (£)	Dec. 31, 2004 GBP (£)	Dec. 31, 1999 GBP (£)
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Increase decrease in share premium													£ 88	£ 115	£ 121
Equity													62,955	64,160	65,688	£ 60,981
Differences on exchange													(2,597)	(2,967)	3,868
Cost of treasury shares repurchased and not cancelled													4,836	4,845	4,845
Cost of own shares held in employee share ownership trusts													£ 314	£ 416	£ 397
Treasury shares held in trust | shares													6,053,158	8,275,677	7,536,408
Treasury shares repurchased | shares													162,347,246	162,645,590	162,645,590
Interim quarterly Dividend declared per share | £ / shares													£ 2.156	£ 2.104	£ 2.030
Dividend payable						£ 1,206	£ 1,195	£ 1,185	£ 1,161	£ 1,160	£ 1,159	£ 1,157	£ 4,946
Dividend recognised as appropriation from reserves													£ 4,747	£ 3,476	£ 4,463
Dividends payable number of installments | Instalment													4
Ordinary share
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Dividend payable					£ 1,203
Dividend payable per ordinary share | £ / shares	£ 0.539	£ 0.539	£ 0.539	£ 0.539
B A T Industries Plc
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
BAT Plc acquisition of BAT Industries 1998															483
Rothmans
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Accumulated balance preference shares converted 2004 relating to Rothmans transactions																		£ 90
Reynolds American Inc.
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Ownership interest acquired																	57.80%
Share Premium Account
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity													£ 103	94	91
Share Premium Account | Ordinary Shares Issued Under Share Option Schemes
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Increase decrease in share premium													2	3	4
Share Premium Account | Shares Repurchased and Not Cancelled
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Increase decrease in share premium													7
Merger Reserves
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity													26,414	26,414	26,414
Merger Reserves | Reynolds American Inc.
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity																	£ 22,666
Merger Reserves | Rothmans International B.V. Group
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity																			£ 3,748
Difference on Exchange Relating to Venezuela
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Differences on exchange															107
Hedging reserve
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Gain reported in revenue													16	12	15
Gain reported in raw materials and consumables													19	3	23
Gain (loss) reported in operating expenses													(2)	11	(7)
Gain (loss) reported in net finance costs													57	27	(14)
Hedging Reserve
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity													(504)	(346)	(177)	£ (132)
Foreign exchange basis spread gain in respect of cost of hedging													£ 9	£ 14	£ 20